Revenues - Schedule of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Revenues	$ 9,167	$ 9,508	$ 40,466	$ 34,414
Service [Member]
Revenues [Abstract]
Revenues	1,508	1,408	6,183	5,566
Product [Member]
Revenues [Abstract]
Revenues	$ 7,659	$ 8,100	$ 34,283	$ 28,848